Financial Assets and Financial Liabilities - Summary of Financial Instruments Not Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other non-current assets	¥ 217	¥ 285
Long-term borrowings	24,711	27,890
Obligations under finance leases	57,627	54,594
Total	147,142	134,149
Carrying amount [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other non-current assets	217	285
Long-term borrowings	24,711	27,890
Obligations under finance leases	57,627	54,594
Total	82,338	82,484
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under operating leases included in other non-current assets	193	258
Long-term borrowings	23,812	28,075
Obligations under finance leases	57,352	50,408
Total	¥ 81,164	¥ 78,483